Schedule of Investments - Futures Contracts (Parenthetical)	12 Months Ended
	Dec. 31, 2013 Dollar Index (819 contracts, settlement date March 17, 2014) [Member] Contract		Dec. 31, 2012 Dollar Index (1,173 contracts, settlement date March 18, 2013) [Member] Contract
Schedule of Investments [Line Items]
Contracts	819	[1]	1,173	[1]
Settlement date	Mar. 17, 2014	[1]	Mar. 18, 2013	[1]

[1]	Positions represent futures contracts sold.